Debt - Schedule of Detailed Information About Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 3,904		$ 4,531
Less current portion of debt	(403)		(423)
Borrowings	$ 3,501		4,108
3.9% notes due July 2030 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.90%	3.90%
Gross debt	$ 194		204
6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.125%	6.125%
Gross debt	$ 243		266
6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.00%	6.00%
Gross debt	$ 259		278
6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.25%	6.25%
Gross debt	$ 329		349
5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.20%	5.20%
Gross debt	$ 226		237
5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.40%	5.40%
Gross debt	$ 147		154
Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	1,398		1,488
QB project financing facility (b)
Disclosure of detailed information about borrowings [line items]
Gross debt	2,197		2,719
Antamina loan agreement (c)
Disclosure of detailed information about borrowings [line items]
Gross debt	309		324
Face Value
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 2,872		$ 3,181
Less current portion of debt		(294)		(294)
Borrowings		2,578		2,887
Face Value | 3.9% notes due July 2030 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		142		143
Face Value | 6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		179		187
Face Value | 6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		190		194
Face Value | 6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		243		245
Face Value | 5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		167		167
Face Value | 5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		108		108
Face Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt		1,029		1,044
Face Value | QB project financing facility (b)
Disclosure of detailed information about borrowings [line items]
Gross debt		1,618		1,912
Face Value | Antamina loan agreement (c)
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 225		$ 225
Fair Value
Disclosure of detailed information about borrowings [line items]
Gross debt	3,990		4,616
Less current portion of debt	(403)		(423)
Borrowings	3,587		4,193
Fair Value | 3.9% notes due July 2030 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	192		196
Fair Value | 6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	264		273
Fair Value | 6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	268		273
Fair Value | 6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	338		350
Fair Value | 5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	204		212
Fair Value | 5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	139		141
Fair Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	1,405		1,445
Fair Value | QB project financing facility (b)
Disclosure of detailed information about borrowings [line items]
Gross debt	2,276		2,847
Fair Value | Antamina loan agreement (c)
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 309		$ 324